Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
LEASES

12.	LEASES

On March 21, 2020 , the Group entered into two lease agreements for executive and administrative offices in Hong Kong, under three-year leases that expire in March 2023.

On March 1, 2020 , the Group entered into two lease agreements for factory space and dormitories located in Shenzhen, China that expire in February 2023.

On March 29, 2019, Kayser Myanmar entered into a 50-year lease of a manufacturing facility in Yangon, Myanmar. Kayser Myanmar is obligated under the lease to make monthly lease payment equal to 10 million Myanmar Kyat (equivalent to $7.2 per month as of March 31, 2020). At inception, Kayser Myanmar has paid $950 as prepaid rent under the lease, approximately 12 years of rental payments.

	2020
	$

Operating lease cost	991	*
Weighted Average Remaining Lease Term - Operating leases	7.51 years
Weighted Average Discount Rate - Operating leases	7.63%

*	Included unconditional government subsidy and sublease income with total amount $289 for factory space and dormitories located in Shenzhen.

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2020:

Operating leases
$
Year ending March 31,
2021	888
2022	933
2023	908
2024	-
2025	-
Thereafter	3,275
Total undiscounted cash flows	6,004
Less: imputed interest	(3,188)
Present value of lease liabilities	2,816